INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD- Description (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for under the equity method	$ 87,087,871	$ 85,192,710	$ 91,799,267
Envases CMF S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for under the equity method	$ 21,528,332	$ 21,243,928
Ownership interest	50.00%	50.00%
Leao Alimentos e Bebidas Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for under the equity method	$ 12,300,684	$ 10,874,632
Ownership interest	10.26%	10.26%
Kaik Participacoes Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for under the equity method	$ 477,422	$ 448,687
Ownership interest	11.32%	11.32%
SRSA Participacoes Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for under the equity method	$ 52,747	$ 52,333
Ownership interest	40.00%	40.00%
Sorocaba Refrescos S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for under the equity method	$ 28,615,001	$ 27,132,918
Ownership interest	40.00%	40.00%
Coca-Cola del Valle New Ventures S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for under the equity method	$ 24,113,685	$ 25,440,212
Ownership interest	35.00%	35.00%